PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation	$ 3,978	$ 5,083	$ 7,340	$ 0
Property, Plant and Equipment [Member]
Estimated useful life			3 years